Related Party Balances and Transactions - Service income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Service income	¥ 4,223	¥ 3,612	¥ 21,509
Shanghai Nio Hongling Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Service income		2,707
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income	1,806	¥ 905
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	¥ 2,417
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Service income			11,121
Beijing Chj Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income			4,588
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership
Related Party Transaction [Line Items]
Service income			4,015
Jiangsu Xindian Automotive Co., Ltd.
Related Party Transaction [Line Items]
Service income			¥ 1,785